Shareholder Fees - FidelityInternationalDiscoveryFund-KPRO	Dec. 30, 2023 USD ($)
FidelityInternationalDiscoveryFund-KPRO | Fidelity International Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none